Stockholders Equity (Schedule Of Stock Option Activity) (Details) - $ / shares shares in Thousands	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning of period	10,504	10,035
Options granted, number of shares	2,839	2,727
Options exercised, number of shares	(1,929)	(2,137)
Options forfeited or cancelled, number of shares	(63)	(121)
Options outstanding, end of period, number of shares	11,351	10,504
Options outstanding, beginning of period, weighted average exercise price	$ 13.13	$ 9.96
Options granted, weighted average exercise price	28.78	21.02
Options exercised, weighted average exercise price	9.07	8.19
Options forfeited or cancelled, weighted average exercise price	17.59	15.20
Options outstanding, end of period, weighted average exercise price	17.71	13.13
Optional price range at end of period, lower limit	3.04	3.04
Optional price range at end of period, upper limit	$ 33.91	$ 22.95
Options exercisable at end of period	4,786	5,098
Options available for grant at period end	7,500	5,349
Weighted average fair value of options granted during period	$ 9.51	$ 7.53